CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		8 Months Ended	12 Months Ended	4 Months Ended
	Mar. 31, 2012 Successor	Mar. 31, 2011 Successor	Dec. 31, 2010 Successor	Dec. 31, 2011 Successor	May 05, 2010 Predecessor
Cash flows from Operating Activities:
Net loss	$ (4,507,197)	$ (706,279)	$ (2,179,765)	$ (2,894,941)	$ (1,454,636)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	210,546	217,313	560,101	842,187	67,988
Loss on sale of equipment			1,100
Equity-based compensation	217,546	27,879	9,549	71,763
Preferred return expense	14,265	23,602	26,080	94,408	137,572
Transaction costs	2,924,592		4,250,000
Gain on purchase of business			(3,565,408)
Amortization of discount on zero coupon note payable	12,268			15,882
Change in fair value of warrant derivative liability	(62,334)			211,645
(Increase) decrease in:
Accounts receivable, net	12,267	118,583	(106,749)	222,539	158,579
Prepaid expenses	142,992	(2,207)	113,514	(254,826)	(118,180)
Security deposits			(2,400)
Increase (decrease) in:
Accounts payable	(22,899)	(31,513)	(492,697)	(30,249)	205,491
Accrued management fees	100,000	87,500		512,500
Accrued expenses	13,818	(22,529)	41,877	83,527	(19,901)
Net cash used in Operating activities	(944,136)	(287,651)	(1,344,798)	(1,125,565)	(1,023,087)
Cash Flows from Investing Activities
(Increase) decrease in restricted cash			(40,000)		212,343
Business acquisition, net of cash acquired			(396,211)		137,844
Purchase of property and equipment		(3,236)		(5,142)
Net cash provided by (used in) Investing activities		(3,236)	(436,211)	(5,142)	350,187
Cash Flows from Financing Activities
Proceeds from private placement	2,641,292	300,000	1,668,000	250,000	225,000
Proceeds from loans and short-term advances		120,000		126,000	593,000
Proceeds from issuance of promissory notes	1,543,255			1,065,000
Net cash provided by Financing activities	4,184,547	420,000	1,668,000	1,441,000	818,000
Net increase (decrease) in cash	3,240,411	129,113	(113,009)	310,293	145,100
Cash, beginning of period	347,284	36,991	150,000	36,991	4,900
Cash, beginning of period	347,284	76,991		76,991
Cash, end of period			36,991	347,284	150,000
Cash, end of period	3,587,695	206,104	76,991	347,284
Supplemental cash flow information
Income taxes paid
Cash paid for interest	2,500			9,021
Equity issued for purchase of business			1,875,000
Conversion of accrued management fees to note payable	512,500
Conversion of debt to equity					7,724,135
Reclassification of cumulative preferred return as part of reverse acquisition	134,753
Reclassification of warrant derivative liability to equity as part of reverse acquisition	$ 149,311